GOODWILL, LICENSE COSTS AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2016
GOODWILL, LICENSE COSTS AND OTHER INTANGIBLE ASSETS

NOTE 5 – GOODWILL, LICENSE COSTS AND OTHER INTANGIBLE ASSETS

The following table summarizes the changes in the Company’s goodwill balance:

	December 31, 2016	December 31, 2015
Beginning balance	$9,195	$—
Acquisitions and related adjustments	—	10,028
Foreign currency adjustment	99	(833)

Balance at the end of the year	$9,294	$9,195

There are no accumulated goodwill impairments for the years ended December 31, 2016 and 2015.

The Company’s license costs and other intangible assets consisted of the following:

		December 31, 2016
	Estimated Useful Lives	Gross Carrying Amount	Accumulated Amortization	Net
License costs	7 - 20 years	$186,626	$(81,700)	$104,926
Subscriber relationships	7 years	12,937	(5,399)	7,538
Other	6 - 14 years	3,581	(2,991)	590
Total		$203,144	$(90,090)	$113,054

		December 31, 2015
	Estimated Useful Lives	Gross Carrying Amount	Accumulated Amortization	Net
License costs	7 - 20 years	$182,859	$(66,877)	$115,982
Subscriber relationships	7 years	12,799	(2,309)	10,490
Other	6 - 14 years	3,566	(2,503)	1,063

Total		$199,224	$(71,689)	$127,535

Amortization expense was $18.0 million, $14.9 million and $12.7 million for the years ended December 31, 2016, 2015 and 2014, respectively. Estimated future amortization expense associated with the net carrying amount of license costs and other intangible assets, based on the exchange rate as of December 31, 2016, is as follows:

Years ending December 31,
2017	$17,628
2018	16,979
2019	16,218
2020	10,323
2021	7,349
Thereafter	44,557

Total	$113,054

Bolivia:

In March 2014, NuevaTel was the successful bidder in the auction for 30 MHz of 1700/2100 MHz (“AWS”) band spectrum.

NuevaTel paid $23.0 million for this AWS spectrum in April 2014. The licenses were granted in May 2014 and will be valid for 15 years through 2029.

New Zealand:

On October 29, 2013, Trilogy International Radio Spectrum LLC, a Delaware limited liability company and indirect wholly owned subsidiary of the Company (“TIRS”), entered into an agreement with the government of New Zealand for the acquisition of a 10 MHz paired license of 700 MHz spectrum (the “700 MHz License”), which expires in 2031, for $44.0 million NZD ($30.4 million based on the exchange rate at December 31, 2016). TIRS has made this spectrum available to 2degrees, which will use such spectrum in connection with its provision of future 4G services.

The acquisition of the 700 MHz License was funded through a long-term payable from TIRS to the government of New Zealand, and in October 2013, the Company was required to obtain a letter of credit for the ultimate benefit of the government of New Zealand, which was secured by $5.2 million of collateral. The first installment on the long-term payable of $10.3 million NZD ($8.2 million based on the exchange rate at the date of payment) was paid in October 2014 by the Company on behalf of TIRS. Collateral related to the letter of credit was returned to the Company in November 2014 in connection with the October 2014 payment. TIRS is obligated to make four additional annual installment payments along with accrued interest commencing in December 2016. Interest on the unpaid purchase price accrues at the rate of 5.8% per annum. On September 14, 2016, Trilogy’s request to defer the December 2016 annual payment until March 2017 was granted by the government of New Zealand. In March 2017, Trilogy paid for that deferred installment, on behalf of TIRS, $10.5 million NZD ($7.3 million based on the exchange rate at the date of payment).

As of December 31, 2016, the outstanding current and long-term portion of the license obligation for the 700 MHz License recorded in other current liabilities and accrued expenses and other non-current liabilities was $10.3 million and $13.0 million, respectively. Future maturities of the license obligation as of December 31, 2016 are as follows:

Years ending December 31,
2017	$10,300
2018	6,339
2019	6,706
2020	—

Total	$23,345

The Company designated TIRS as an unrestricted subsidiary under the indenture for the Company’s $450 million principal amount of senior secured notes due 2016 (the “Trilogy 2016 Notes”) (see Note 9 – Debt). Trilogy International South Pacific LLC (“TISP”) is the owner of the equity interests in TIRS and a wholly-owned subsidiary of the Company. On October 25, 2013, TISP and 2degrees entered into agreements pursuant to which, subject to certain conditions, 2degrees would have the right to acquire and TISP would have the right to cause 2degrees to acquire, the capital stock of TIRS in the future along with assuming the remaining license obligations to the government of New Zealand. TISP would have this right after September 30, 2016, or earlier if an acquisition of TIRS and the assumption of its license obligations by 2degrees would not cause 2degrees to be in violation of any of its covenants under the 2degrees Senior Facilities Agreement or the Huawei Loan (see Note 9 – Debt).

On November 3, 2016, the agreement between TISP and 2degrees, entered on October 25, 2013, was amended to permit 2degrees to prepay, in full or in part, amounts payable to acquire the capital stock of TIRS. Payments made under the amended agreement are subject to 2degrees board approval. A prepayment was made by 2degrees to TISP in the amount of $7.4 million on November 9, 2016 under the amended agreement.